UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915-2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $526,016 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    18331   436454 SH       SOLE                   436454        0        0
ANNALY CAP MGMT INC            COM              035710409     8273   573721 SH       SOLE                   573721        0        0
ARCHSTONE SMITH TR             COM              039583109    22966   388529 SH       SOLE                   388529        0        0
AVALONBAY CMNTYS INC           COM              053484101    13778   115897 SH       SOLE                   115897        0        0
HEALTH CARE PPTY INVS INC      COM              421915109    14189   490476 SH       SOLE                   490476        0        0
HILTON HOTELS CORP             COM              432848109    61471  1836610 SH       SOLE                  1836610        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    34326  1484668 SH       SOLE                  1484668        0        0
ISHARES TR                     DJ US REAL EST   464287739    39949   516000 SH  PUT  SOLE                   516000        0        0
ISHARES TR                     DJ US REAL EST   464287739    40491   523000 SH  PUT  SOLE                   523000        0        0
ISTAR FINL INC                 COM              45031U101     6232   140589 SH       SOLE                   140589        0        0
KB HOME                        COM              48666K109    16188   411173 SH       SOLE                   411173        0        0
M D C HLDGS INC                COM              552676108    19214   397314 SH       SOLE                   397314        0        0
MACERICH CO                    COM              554382101    17777   215693 SH       SOLE                   215693        0        0
MARRIOTT INTL INC NEW          CL A             571903202     5871   135769 SH       SOLE                   135769        0        0
MERITAGE HOMES CORP            COM              59001A102    13235   494783 SH       SOLE                   494783        0        0
MFA MTG INVTS INC              COM              55272X102    14049  1929745 SH       SOLE                  1929745        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107    11615   262013 SH       SOLE                   262013        0        0
REGENCY CTRS CORP              COM              758849103    10646   151010 SH       SOLE                   151010        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     4687   139544 SH       SOLE                   139544        0        0
SL GREEN RLTY CORP             COM              78440X101    53534   432108 SH       SOLE                   432108        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     7080   105564 SH       SOLE                   105564        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    28963  1020199 SH       SOLE                  1020199        0        0
TOLL BROTHERS INC              COM              889478103    37540  1502788 SH       SOLE                  1502788        0        0
VENTAS INC                     COM              92276F100    25611   706519 SH       SOLE                   706519        0        0